Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk	The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
CREDIT RISK EXPOSURE
Cash and cash equivalents	481.5	186.3
Trade and other receivables	26.4	77.1
Total financial instrument exposure to credit risk	507.9	263.4

Schedule of aging of trade and other receivables	The aging of trade and other receivables is as follows:

						As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2021 Total	2020 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	3.0	—	—	—	0.5	3.5	10.4
New Afton	1.7	1.0	3.4	—	—	6.1	9.4
Cerro San Pedro	0.1	0.1	—	—	2.3	2.5	2.3
Corporate	1.5	—	—	—	12.8	14.3	55.0
Total trade and other receivables	6.3	1.1	3.4	—	15.6	26.4	77.1

Schedule of contractual maturities of debt commitments
The following table shows the contractual maturities of debt commitments.  The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

					As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2021 Total	2020 Total
DEBT COMMITMENTS
Trade and other payables	127.7	—	—	—	127.7	109.2
Long-term debt	—	100.0	400.0	—	500.0	500.0
Interest payable on long-term debt	36.4	72.8	63.2	30.0	202.4	238.8
New Afton free cash flow interest obligation	12.9	40.7	175.1	396.6	625.3	541.8
Gold stream obligation	30.6	67.7	60.5	44.6	203.4	219.0
Total debt commitments	207.6	281.2	698.8	471.2	1,658.8	1,608.8

Schedule of currencies of financial instruments and other foreign currency denominated liabilities
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at As at December 31, 2021
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	35.1	0.6
Trade and other receivables	6.5	1.9
Investments	59.3	—
Income tax receivable	0.5	2.6
Trade and other payables	(96.0)	(2.7)
Deferred tax liability	(69.6)	—
Reclamation and closure cost obligations	(154.5)	(0.1)
Share units	(3.7)	—
Total exposure to currency risk	(222.4)	2.3

As at December 31, 2020
(in millions of U.S. dollars)	CAD	MXN
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	34.6	0.1
Trade and other receivables	53.5	1.6
Income tax (payable) receivable	(0.7)	4.1
Trade and other payables	(80.1)	(6.5)
Deferred tax liability	(53.5)	—
Reclamation and closure cost obligations	(113.3)	(0.3)
Share units	(10.9)	—
Total exposure to currency risk	(170.4)	(1.0)

Schedule of changes in foreign exchange rates	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net earnings from the financial instruments presented by the amounts shown below.

As at Year ended December 31
(in millions of U.S. dollars)	2021	2020
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	22.2	17.0
Mexican peso	0.2	0.1

Schedule of change in commodity prices	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net earnings as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
(in millions of U.S. dollars)	Net Earnings	Net Loss
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	49.9	21.9
Copper price	24.7	19.5
Fuel and electricity price	5.7	3.9